Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Related party revenue	$ 588,720	$ 25,097	$ 994,098	$ 25,097	$ 300,053
Diluted	26,414,009	22,272,478	24,793,466	22,272,478	22,272,478 [1]

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024